SCHEDULE OF CORPORATE BONDS (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Debt outstanding, current portion		¥ (7,243,022)	¥ (1,030,850)
Debt outstanding, noncurrent portion		14,308,136	15,257,106
Corporate Debt [Member]
Debt outstanding		210,000	340,000
Debt outstanding		(4,850)	(7,706)
Debt outstanding, current portion		(107,601)	(126,525)
Debt outstanding, noncurrent portion		97,549	205,769
Musashino Bank [Member] | Corporate Debt [Member]
Principal Amount	[1],[2]	¥ 100,000
Issuance Date	[1],[2]	Jul. 10, 2019
Maturity Date	[1],[2]	Jul. 10, 2024
Annual Interest Rate	[1],[2]	0.36%
Debt outstanding	[1],[2]	¥ 20,000	40,000
Kirayaka Bank [Member] | Corporate Debt [Member]
Principal Amount	[2]	¥ 200,000
Issuance Date	[2]	Sep. 10, 2019
Maturity Date	[2]	Sep. 10, 2024
Annual Interest Rate	[2]	0.85%
Debt outstanding	[2]	¥ 40,000	80,000
Chiba Kogyo Bank [Member] | Corporate Debt [Member]
Principal Amount	[2]	¥ 100,000
Issuance Date	[2]	Mar. 27, 2020
Maturity Date	[2]	Mar. 28, 2023
Annual Interest Rate	[2]	0.10%
Debt outstanding	[2]		20,000
Kagawa Bank [Member] | Corporate Debt [Member]
Principal Amount	[2]	¥ 150,000
Issuance Date	[2]	Oct. 29, 2021
Maturity Date	[2]	Oct. 29, 2026
Annual Interest Rate	[2]	0.53%
Debt outstanding	[2]	¥ 90,000	120,000
Musashino Bank 2 [Member] | Corporate Debt [Member]
Principal Amount	[2]	¥ 100,000
Issuance Date	[2]	Dec. 24, 2021
Maturity Date	[2]	Dec. 24, 2026
Annual Interest Rate	[2]	0.36%
Debt outstanding	[2]	¥ 60,000	¥ 80,000

[1]	These debts are guaranteed by the Tokyo Credit Guarantee Association.
[2]	These debts are guaranteed by the respective bank.